Stockholders' Equity Narrative (Detail) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended											1 Months Ended			1 Months Ended
	Oct. 15, 2013	Oct. 03, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Oct. 15, 2013 Equity Option [Member]	Oct. 15, 2013 IPO [Member]	Dec. 31, 2013 Series A-1 Convertible Preferred Stock [Member]	Oct. 03, 2013 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A-2 Convertible Preferred Stock [Member]	Oct. 03, 2013 Series A-2 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-2 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Convertible Preferred Stock [Member]	Oct. 03, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Oct. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Oct. 03, 2013 Redeemable Convertible Preferred Stock [Member]	Oct. 15, 2013 Common Stock [Member]	Oct. 31, 2013 Common Class A [Member] Medical [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized shares		92,723,696	112,000,000
Common Stock, Shares Authorized		18,167,361	107,000,000	18,167,361		107,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized		74,556,335	5,000,000						0	11,120,119	11,120,119	0	18,097,848	18,097,848	0	14,838,368	14,838,368		30,500,000
Preferred stock, initial conversion price		$ 0.001	$ 0.001						$ 0.000		$ 0.001	$ 0.000		$ 0.001	$ 0.000		$ 0.001
Issuance of stock (in shares)							750,000	5,750,000
Share price	$ 15.00
Issuance of stock	$ 77,500,000		$ 86,250,000	$ 71,000	$ 1,000
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	8,700,000
Number of shares issued in relation to convertible preferred stock																				10,977,667
Reverse stock split, conversion ratio		0.1481																			5.80087
Payments for Repurchase of Preferred Stock and Preference Stock																		$ 17,100,000
Conversion of Stock, Shares Issued																					3,110,024